Goodwill and acquisitions - Narrative (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Construction division [Member] | Budimex S.A [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount		891.00%
Carring amount of the investment	€ 11.54
Construction division [Member] | Webber [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	270.00%	245.00%
Percentage of the adquisition	8.80%
Rate before taxes used to discount the flows goodwill impairment test	10.60%
Toll roads division [Member] | I66 Express mobility partners hold LLC [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	80.00%	13.00%	5.704%
Rate before taxes used to discount the flows goodwill impairment test	9.30%
Rate used to discount the flows goodwill impairment test	8.10%
Rate after taxes used to discount the flows goodwill impairment test	18.60%
Energy and mobility infrastructures division [Member] | Mining services Chile
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	79.00%
Rate before taxes used to discount the flows goodwill impairment test	12.10%
Rate used to discount the flows goodwill impairment test	8.30%
Airports division [Member] | Dalaman international airport [Member]
Disclosure of detail information about goodwill [Line Items]
Percentage of the goodwill impairment test over its carring amount	34.00%	24.00%
Rate before taxes used to discount the flows goodwill impairment test	12.50%
Rate used to discount the flows goodwill impairment test	10.10%
Rate after taxes used to discount the flows goodwill impairment test	13.80%